UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Equity Long/Short Fund
Portfolio of Investments    November 30, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 128.5%
	COMMON STOCKS – 128.5%
	Aerospace & Defense – 1.4%
17,000	Boeing Company	$ 5,894,920
	Airlines – 2.4%
95,000	Southwest Airlines Co	5,187,950
52,000	United Continental Holdings Inc., (2)	5,028,400
	Total Airlines	10,216,350
	Banks – 1.9%
48,000	Comerica Inc.	3,800,640
262,000	Regions Financial Corp	4,309,900
	Total Banks	8,110,540
	Biotechnology – 5.4%
62,000	AbbVie Inc.	5,844,740
32,000	Amgen Inc.	6,664,000
17,000	Biogen Inc., (2)	5,673,240
68,000	Celgene Corp, (2)	4,910,960
	Total Biotechnology	23,092,940
	Capital Markets – 5.0%
72,000	E*TRADE Financial Corp	3,764,880
45,000	Evercore Inc.	3,715,200
69,000	LPL Financial Holdings Inc.	4,427,730
117,000	Morgan Stanley	5,193,630
44,000	Northern Trust Corp	4,366,120
	Total Capital Markets	21,467,560
	Chemicals – 3.8%
83,000	CF Industries Holdings Inc.	3,501,770
41,000	LyondellBasell Industries NV	3,825,710
211,000	Olin Corp	4,542,830
58,000	Westlake Chemical Corp	4,204,420
	Total Chemicals	16,074,730
	Commercial Services & Supplies – 2.0%
66,000	Clean Harbors Inc., (2)	4,258,980
72,000	KAR Auction Services Inc.	4,114,080
	Total Commercial Services & Supplies	8,373,060

Nuveen Equity Long/Short Fund (continued)
Portfolio of Investments    November 30, 2018
(Unaudited)
Shares	Description (1)	Value
	Communications Equipment – 1.7%
154,000	Cisco Systems Inc.	$ 7,371,980
	Consumer Finance – 2.1%
19,000	Capital One Financial Corp	1,703,920
62,000	Discover Financial Services	4,420,600
227,000	Navient Corp	2,610,500
	Total Consumer Finance	8,735,020
	Diversified Consumer Services – 1.1%
166,000	H&R Block Inc.	4,483,660
	Diversified Financial Services – 5.4%
272,000	Bank of America Corp	7,724,800
15,000	Berkshire Hathaway Inc., (2)	3,273,600
86,000	Citigroup Inc.	5,571,940
58,000	JPMorgan Chase & Co	6,449,020
	Total Diversified Financial Services	23,019,360
	Diversified Telecommunication Services – 1.0%
237,000	CenturyLink Inc.	4,455,600
	Electric Utilities – 0.9%
144,000	PG&E Corp	3,798,720
	Electrical Equipment – 1.0%
55,000	Regal Beloit Corp	4,299,900
	Electronic Equipment, Instruments & Components – 1.8%
54,000	CDW Corp/DE	5,004,720
100,500	Jabil Inc.	2,509,485
	Total Electronic Equipment, Instruments & Components	7,514,205
	Entertainment – 2.1%
114,000	Cinemark Holdings Inc.	4,374,180
150,000	Viacom Inc.	4,629,000
	Total Entertainment	9,003,180
	Food & Staples Retailing – 2.9%
169,000	Kroger Co/The	5,012,540
185,000	Sprouts Farmers Market Inc., (2)	4,258,700
37,000	Walgreens Boots Alliance Inc.	3,132,790
	Total Food & Staples Retailing	12,404,030
	Food Products – 1.1%
49,000	Post Holdings Inc., (2)	4,740,750

Shares	Description (1)	Value
	Health Care Providers & Services – 8.5%
36,000	Centene Corp, (2)	$5,121,000
24,000	Cigna Corp	5,361,120
60,000	Encompass Health Corp	4,512,600
16,000	Humana Inc.	5,271,520
97,000	Premier Inc., (2)	3,847,020
28,000	UnitedHealth Group Inc.	7,878,080
17,000	WellCare Health Plans Inc., (2)	4,332,960
	Total Health Care Providers & Services	36,324,300
	Health Care Technology – 0.9%
40,000	Veeva Systems Inc., (2)	3,846,400
	Hotels, Restaurants & Leisure – 6.2%
10,000	Chipotle Mexican Grill Inc., (2)	4,732,100
16,000	Domino's Pizza Inc.	4,437,120
60,000	Dunkin' Brands Group Inc.	4,440,000
64,000	Hyatt Hotels Corp	4,563,840
60,000	Starbucks Corp	4,003,200
245,000	Wendy's Co/The	4,392,850
	Total Hotels, Restaurants & Leisure	26,569,110
	Household Durables – 1.0%
164,000	PulteGroup Inc.	4,349,280
	Industrial Conglomerates – 1.1%
32,000	Honeywell International Inc.	4,696,000
	Insurance – 1.0%
69,000	Lincoln National Corp	4,344,930
	Interactive Media & Services – 0.9%
2,750	Alphabet Inc., (2)	3,051,538
6,000	Facebook Inc., (2)	843,660
	Total Interactive Media & Services	3,895,198
	Internet & Direct Marketing Retail – 2.9%
1,900	Amazon.com Inc., (2)	3,211,323
2,200	Booking Holdings Inc., (2)	4,162,136
40,000	Expedia Group Inc.	4,831,600
	Total Internet & Direct Marketing Retail	12,205,059
	IT Services – 7.0%
36,000	Automatic Data Processing Inc.	5,307,120
96,000	Booz Allen Hamilton Holding Corp	4,925,760
45,000	Broadridge Financial Solutions Inc.	4,764,150

Nuveen Equity Long/Short Fund (continued)
Portfolio of Investments    November 30, 2018
(Unaudited)
Shares	Description (1)	Value
	IT Services (continued)
160,000	First Data Corp, (2)	$3,052,800
34,000	Mastercard Inc.	6,836,380
33,000	Visa Inc.	4,676,430
	Total IT Services	29,562,640
	Machinery – 3.3%
76,000	AGCO Corp	4,535,680
103,000	Allison Transmission Holdings Inc.	4,852,330
73,000	PACCAR Inc.	4,542,060
	Total Machinery	13,930,070
	Media – 5.7%
75,000	AMC Networks Inc., (2)	4,489,500
174,000	Comcast Corp	6,787,740
143,000	Discovery Inc., (2)	4,392,960
106,000	DISH Network Corp, (2)	3,472,560
65,000	Omnicom Group Inc.	5,003,050
	Total Media	24,145,810
	Multiline Retail – 4.0%
62,000	Kohl's Corp	4,164,540
144,000	Macy's Inc.	4,927,680
60,000	Nordstrom Inc.	3,172,200
64,000	Target Corp	4,541,440
	Total Multiline Retail	16,805,860
	Oil, Gas & Consumable Fuels – 10.0%
26,000	CONSOL Energy Inc., (2)	893,360
91,000	Devon Energy Corp	2,459,730
175,000	EQT Corp	3,274,250
145,000	Gulfport Energy Corp, (2)	1,235,400
74,000	Marathon Petroleum Corp	4,821,840
99,000	Murphy Oil Corp	3,158,100
180,000	Parsley Energy Inc., (2)	3,623,400
112,000	PBF Energy Inc.	4,332,160
50,000	Phillips 66	4,676,000
227,000	Range Resources Corp	3,302,850
173,000	SM Energy Co	3,529,200
38,000	Valero Energy Corp	3,036,200
132,000	Whiting Petroleum Corp, (2)	3,995,640
	Total Oil, Gas & Consumable Fuels	42,338,130
	Paper & Forest Products – 0.8%
76,000	Domtar Corp	3,312,080

Shares	Description (1)	Value
	Personal Products – 1.2%
87,000	Herbalife Nutrition Ltd	$ 4,980,750
	Real Estate Management & Development – 0.9%
92,000	CBRE Group Inc., (2)	4,018,560
	Road & Rail – 2.3%
60,000	Genesee & Wyoming Inc., (2)	4,996,800
28,500	Norfolk Southern Corp	4,866,090
	Total Road & Rail	9,862,890
	Semiconductors & Semiconductor Equipment – 1.2%
60,000	NXP Semiconductors NV	5,002,200
	Software – 7.2%
44,000	Citrix Systems Inc.	4,794,680
25,000	Intuit Inc.	5,363,250
98,000	Microsoft Corp	10,867,220
25,000	Red Hat Inc., (2)	4,464,000
30,000	VMware Inc., (2)	5,020,200
	Total Software	30,509,350
	Specialty Retail – 8.7%
73,000	Best Buy Co Inc.	4,715,070
23,500	Burlington Stores Inc., (2)	3,895,360
84,000	Foot Locker Inc.	4,737,600
34,000	Murphy USA Inc., (2)	2,754,680
41,000	Ross Stores Inc.	3,591,600
98,000	TJX Cos Inc./The	4,787,300
51,000	Tractor Supply Co	4,851,630
92,000	Urban Outfitters Inc., (2)	3,504,280
73,000	Williams-Sonoma Inc.	4,133,990
	Total Specialty Retail	36,971,510
	Technology Hardware, Storage & Peripherals – 6.5%
70,000	Apple Inc.	12,500,600
189,000	HP Inc.	4,347,000
168,000	NCR CORP, (2)	4,655,280
63,000	NetApp Inc.	4,212,810
40,000	Western Digital Corp	1,815,600
	Total Technology Hardware, Storage & Peripherals	27,531,290
	Tobacco – 1.2%
92,000	Altria Group Inc.	5,044,360

Nuveen Equity Long/Short Fund (continued)
Portfolio of Investments    November 30, 2018
(Unaudited)
Shares	Description (1)	Value
	Trading Companies & Distributors – 1.1%
115,000	HD Supply Holdings Inc., (2)	$ 4,588,500
	Wireless Telecommunication Services – 1.9%
89,000	Telephone & Data Systems Inc.	3,179,970
72,000	T-Mobile US Inc., (2)	4,928,400
	Total Wireless Telecommunication Services	8,108,370

	Total Long-Term Investments (cost $536,092,483)	545,999,152

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.9%
	REPURCHASE AGREEMENTS – 0.9%
$ 3,828	Repurchase Agreement with Fixed Income Clearing Corporation, dated 11/30/18, repurchase price $3,828,712, collateralized by $4,000,000 U.S. Treasury Notes, 2.250%, due 1/31/24, value $3,908,280	1.050%	12/03/18	$ 3,828,377
	Total Short-Term Investments (cost $3,828,377)			3,828,377
	Total Investments (cost $539,920,860) – 129.4%			549,827,529

Shares	Description (1)	Value
	COMMON STOCKS SOLD SHORT – (68.5)% (3)
	Aerospace & Defense – (4.1)%
(119,000)	Arconic Inc.	$(2,556,120)
(68,000)	BWX Technologies Inc.	(3,074,960)
(36,000)	HEICO Corp	(3,042,720)
(10,000)	Lockheed Martin Corp	(3,004,300)
(10,500)	Northrop Grumman Corp	(2,728,740)
(17,000)	Raytheon Co	(2,980,780)
	Total Aerospace & Defense	(17,387,620)
	Air Freight & Logistics – (0.7)%
(27,000)	United Parcel Service Inc., (2)	(3,112,830)
	Auto Components – (0.7)%
(40,000)	Aptiv PLC	(2,876,000)
	Automobiles – (0.8)%
(9,500)	Tesla Inc., (2)	(3,329,560)
	Banks – (1.0)%
(79,000)	First Horizon National Corp	(1,302,710)
(162,000)	Sterling Bancorp/DE	(3,126,600)
	Total Banks	(4,429,310)
	Beverages – (0.7)%
(61,000)	Brown-Forman Corp	(2,910,920)
	Biotechnology – (6.3)%
(47,000)	Agios Pharmaceuticals Inc., (2)	(3,092,600)
(39,000)	Alnylam Pharmaceuticals Inc., (2)	(3,165,240)
(25,000)	Bluebird Bio Inc., (2)	(3,072,250)
(43,000)	Exact Sciences Corp, (2)	(3,353,140)
(30,500)	Incyte Corp, (2)	(1,959,625)
(111,000)	Intrexon Corp, (2)	(1,087,800)
(390,000)	OPKO Health Inc., (2)	(1,458,600)
(27,000)	Sage Therapeutics Inc., (2)	(3,112,830)
(24,000)	Sarepta Therapeutics Inc., (2)	(3,107,280)
(68,000)	TESARO Inc., (2)	(3,153,840)
	Total Biotechnology	(26,563,205)
	Building Products – (0.4)%
(7,500)	Lennox International Inc.	(1,694,325)
	Capital Markets – (0.6)%
(105,000)	Virtu Financial Inc.	(2,642,850)
	Chemicals – (3.8)%

Nuveen Equity Long/Short Fund (continued)
Portfolio of Investments    November 30, 2018
(Unaudited)
Shares	Description (1)	Value
	Chemicals (continued)
(30,000)	Albemarle Corp	$(2,889,600)
(37,000)	FMC Corp	(3,061,380)
(20,000)	International Flavors & Fragrances Inc.	(2,832,600)
(28,000)	PPG Industries Inc.	(3,061,240)
(16,000)	Scotts Miracle-Gro Co/The	(1,215,680)
(45,000)	WR Grace & Co	(2,872,800)
	Total Chemicals	(15,933,300)
	Construction Materials – (1.1)%
(16,000)	Martin Marietta Materials Inc.	(3,051,040)
(17,000)	Vulcan Materials Co	(1,797,070)
	Total Construction Materials	(4,848,110)
	Containers & Packaging – (0.7)%
(250,000)	Graphic Packaging Holding Co	(2,997,500)
	Distributors – (0.7)%
(107,000)	LKQ Corp, (2)	(2,978,880)
	Electric Utilities – (1.4)%
(42,000)	Eversource Energy	(2,870,280)
(77,000)	Hawaiian Electric Industries Inc.	(2,950,640)
	Total Electric Utilities	(5,820,920)
	Electronic Equipment, Instruments & Components – (2.9)%
(72,000)	Cognex Corp	(3,169,440)
(23,000)	Coherent Inc., (2)	(3,177,680)
(22,000)	IPG Photonics Corp, (2)	(3,127,300)
(78,000)	Trimble Inc., (2)	(2,966,340)
	Total Electronic Equipment, Instruments & Components	(12,440,760)
	Energy Equipment & Services – (1.4)%
(691,000)	Nabors Industries Ltd	(2,231,930)
(165,000)	RPC Inc.	(2,158,200)
(3,016,000)	Weatherford International PLC, (2)	(1,725,152)
	Total Energy Equipment & Services	(6,115,282)
	Entertainment – (2.7)%
(60,000)	Activision Blizzard Inc.	(2,992,800)
(99,000)	Liberty Media Corp-Liberty Formula One, (2)	(2,952,180)
(64,000)	Lions Gate Entertainment Corp	(1,242,240)
(6,000)	Madison Square Garden Co/The, (2)	(1,620,120)
(9,000)	Netflix Inc., (2)	(2,575,170)
	Total Entertainment	(11,382,510)
	Equity Real Estate Investment Trust – (0.7)%

Shares	Description (1)	Value
	Equity Real Estate Investment Trust (continued)
(23,000)	Alexandria Real Estate Equities Inc.	$ (2,863,500)
	Food Products – (3.2)%
(50,000)	Bunge Ltd	(2,853,500)
(143,000)	Hain Celestial Group Inc./The, (2)	(2,960,100)
(71,000)	Hormel Foods Corp	(3,201,390)
(27,000)	JM Smucker Co/The	(2,821,770)
(38,000)	Kraft Heinz Co/The	(1,942,560)
	Total Food Products	(13,779,320)
	Gas Utilities – (0.6)%
(28,000)	Atmos Energy Corp	(2,678,760)
	Health Care Equipment & Supplies – (4.4)%
(12,000)	Becton Dickinson and Co	(3,033,000)
(11,000)	Cooper Cos Inc./The	(3,067,130)
(82,000)	DENTSPLY SIRONA Inc.	(3,097,960)
(35,000)	Insulet Corp, (2)	(2,937,550)
(24,000)	Penumbra Inc., (2)	(3,341,280)
(12,000)	Teleflex Inc.	(3,305,040)
	Total Health Care Equipment & Supplies	(18,781,960)
	Hotels, Restaurants & Leisure – (2.6)%
(364,000)	Caesars Entertainment Corp, (2)	(3,101,280)
(38,000)	Choice Hotels International Inc.	(2,959,060)
(131,000)	International Game Technology PLC	(2,254,510)
(26,000)	Wynn Resorts Ltd	(2,844,400)
	Total Hotels, Restaurants & Leisure	(11,159,250)
	Household Durables – (1.4)%
(71,000)	Lennar Corp	(3,033,830)
(22,000)	Mohawk Industries Inc., (2)	(2,817,320)
	Total Household Durables	(5,851,150)
	Household Products – (1.4)%
(18,500)	Clorox Co/The	(3,063,970)
(43,000)	Colgate-Palmolive Co	(2,731,360)
	Total Household Products	(5,795,330)
	Insurance – (2.0)%
(70,000)	American International Group Inc.	(3,027,500)
(30,000)	Assurant Inc.	(2,917,200)
(48,000)	Mercury General Corp	(2,719,200)
	Total Insurance	(8,663,900)
	Interactive Media & Services – (0.7)%

Nuveen Equity Long/Short Fund (continued)
Portfolio of Investments    November 30, 2018
(Unaudited)
Shares	Description (1)	Value
	Interactive Media & Services (continued)
(81,000)	Zillow Group Inc., (2)	$ (2,960,550)
	IT Services – (0.7)%
(36,000)	Worldpay Inc., (2)	(3,089,160)
	Leisure Products – (1.4)%
(31,000)	Hasbro Inc.	(2,821,000)
(213,000)	Mattel Inc.	(2,960,700)
	Total Leisure Products	(5,781,700)
	Life Sciences Tools & Services – (0.7)%
(36,000)	PerkinElmer Inc.	(3,134,160)
	Machinery – (1.2)%
(26,000)	Middleby Corp/The, (2)	(3,140,540)
(152,000)	Welbilt Inc., (2)	(2,100,640)
	Total Machinery	(5,241,180)
	Marine – (0.7)%
(41,000)	Kirby Corp, (2)	(3,129,940)
	Multiline Retail – (0.7)%
(35,000)	Dollar Tree Inc., (2)	(3,036,950)
	Multi-Utilities – (1.4)%
(112,000)	NiSource Inc.	(2,959,040)
(24,000)	Sempra Energy	(2,765,280)
	Total Multi-Utilities	(5,724,320)
	Oil, Gas & Consumable Fuels – (1.0)%
(85,000)	Cabot Oil & Gas Corp	(2,138,600)
(375,000)	Kosmos Energy Ltd, (2)	(2,017,500)
	Total Oil, Gas & Consumable Fuels	(4,156,100)
	Personal Products – (0.7)%
(359,000)	Coty Inc.	(2,994,060)
	Pharmaceuticals – (0.7)%
(79,000)	Catalent Inc., (2)	(3,132,350)
	Professional Services – (1.4)%
(28,000)	Equifax Inc.	(2,874,760)
(45,000)	TransUnion	(2,905,650)
	Total Professional Services	(5,780,410)
	Road & Rail – (0.8)%
(93,000)	Knight-Swift Transportation Holdings Inc.	(3,223,380)

Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment – (3.6)%
(67,000)	First Solar Inc., (2)	$(2,978,150)
(180,000)	Marvell Technology Group Ltd	(2,899,800)
(39,000)	Microchip Technology Inc.	(2,925,000)
(23,000)	Monolithic Power Systems Inc.	(3,037,610)
(35,000)	Universal Display Corp	(3,214,400)
	Total Semiconductors & Semiconductor Equipment	(15,054,960)
	Software – (3.1)%
(58,000)	2U Inc., (2)	(3,386,620)
(158,000)	FireEye Inc., (2)	(3,161,580)
(72,000)	Nutanix Inc., (2)	(3,219,120)
(34,000)	Proofpoint Inc., (2)	(3,298,340)
	Total Software	(13,065,660)
	Specialty Retail – (1.4)%
(91,000)	Floor & Decor Holdings Inc., (2)	(3,014,830)
(33,000)	Tiffany & Co	(3,003,000)
	Total Specialty Retail	(6,017,830)
	Textiles, Apparel & Luxury Goods – (0.7)%
(34,000)	Carter's Inc.	(3,145,000)
	Water Utilities – (1.3)%
(29,000)	American Water Works Co Inc.	(2,766,890)
(77,000)	Aqua America Inc.	(2,640,330)
	Total Water Utilities	(5,407,220)
	Total Common Stocks Sold Short (proceeds $315,397,311)	(291,111,982)
	Other Assets Less Liabilities – 39.1%	166,266,137
	Net Assets – 100%	$ 424,981,684
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Equity Long/Short Fund (continued)
Portfolio of Investments    November 30, 2018
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 545,999,152	$ —	$ —	$ 545,999,152
Short-Term Investments:
Repurchase Agreements	—	3,828,377	—	3,828,377
Securities Sold Short:
Common Stocks Sold Short	(291,111,982)	—	—	(291,111,982)
Total	$ 254,887,170	$3,828,377	$ —	$ 258,715,547
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The tables below present the cost, as well as proceeds from common stocks sold short, and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of November 30, 2018.
Tax cost of investments	$540,361,050
Gross unrealized:
Appreciation	$ 31,223,284
Depreciation	(21,756,805)
Net unrealized appreciation (depreciation) of investments	$ 9,466,479

Tax proceeds from common stocks sold short	$(313,679,548)
Net unrealized appreciation (depreciation) of common stocks sold short	22,567,566
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold Short. As of the end of the reporting period, long-term investments with a value of $209,843,293 have been pledged as collateral for Common Stocks Sold Short.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: January 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: January 29, 2019

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: January 29, 2019